Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General and administration expenses
Consulting and management fees	$ (806,557)	$ (620,682)	$ (515,752)
General and administrative	(310,018)	(493,930)	(478,126)
Marketing and donations	(14,883)	(61,614)	(750,043)
Professional fees	(618,412)	(580,180)	(539,228)
Share-based payment expense	(334,534)	(1,176,190)	(954,465)
Total expense	(2,084,404)	(2,932,596)	(3,237,614)
Other (expenses) income, net
Foreign exchange gain (loss)	(651,807)	133,468	(324,349)
Accretion expense on convertible debt	(434,341)	(112,465)	0
Accretion on joint venture settlement obligation	(552,928)	(185,587)	0
Interest expense and bank chares	(688,130)	(97,570)	(34,130)
Unrealized gain(loss) and foreign exchange on marketable securities	(30,510)	0	400,781
Loss on modification of joint venture settlement obligation	(246,168)	0	0
Share of loss on investment in associate	0	0	(102,756)
Gain on settlement of loans receivable	0	0	774,000
Gain (loss) on settlement of accounts payable and accrued liabilities	5,172	321,115	1,098
Interest income	0	29,933	33,887
Loss on disposition of shares	0	0	(2,093,851)
Loss on share settlement of joint venture settlement obligation	(538,461)	0	0
Fair value adjustment on option liability	0	0	(3,811,504)
Other income	0	0	1,819,800
Transaction costs expensed on convertible debentures	0	(87,781)	0
Fair value adjustment on derivative liability	86,001	117,648	0
Loss	(5,135,576)	(2,813,835)	(6,574,638)
Other comprehensive income (loss
Cumulative translation adjustment	1,438,316	(380,197)	602,372
Total comprehensive loss	$ (3,697,260)	$ (3,194,032)	$ (5,972,266)
Loss per share-basic	$ (0.15)	$ (0.08)	$ (0.21)
Loss per share-diluted	$ (0.15)	$ (0.08)	$ (0.21)
Weighted average shares outstanding-basic	34,714,698	33,911,334	31,316,532
Weighted average shares outstanding-diluted	34,714,698	33,911,334	31,316,532